CONTRACT COSTS (Tables)	6 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT COSTS

Contract costs consist of the following:

	As of
	March 31, 2025	September 30, 2024

Balance at beginning of the period	$440,330	$-
Additions	508,413	1,206,379
Recognized to cost of revenue during the period	(898,614)	(766,049)
Balance at end of the period	$50,129	$440,330